Assets and Condensed Schedule of Investments by Class of Units - Investments by Class of Units (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (376,403)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 4,578,375
Percent of Partners' Capital (Net Asset Value)			1.53%
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (1,552,145)	$ 4,221,350
Percent of Partners' Capital (Net Asset Value)	[1]	(0.73%)	1.41%
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (632,461)	$ 558,937
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (186,020)	$ (211,896)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.09%)	(0.07%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 97,771	$ 52,169
Percent of Partners' Capital (Net Asset Value)	[1]	0.05%	0.02%
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 11,957	$ (308,415)
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	(0.10%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (407,958)	$ 360,243
Percent of Partners' Capital (Net Asset Value)	[1]	(0.19%)	0.12%
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (860)	$ (136,100)
Percent of Partners' Capital (Net Asset Value)	[1]	0.00%	(0.05%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (29,400)	$ (20,303)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.01%)	(0.01%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (48,181)	$ (50,394)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.02%)	(0.01%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (69,770)	$ 873,633
Percent of Partners' Capital (Net Asset Value)	[1]	(0.03%)	0.29%
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (919,684)	$ 3,662,413
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 29,425	$ 3,862
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.00%
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]		$ 1,536
Percent of Partners' Capital (Net Asset Value)	[1]	0.00%	0.00%
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (827,562)	$ 4,365,656
Percent of Partners' Capital (Net Asset Value)	[1]	(0.39%)	1.46%
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (110,937)	$ (1,449,798)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.05%)	(0.48%)
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 161	$ 12,861
Percent of Partners' Capital (Net Asset Value)	[1]	0.00%	0.00%
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (10,771)	$ 728,296
Percent of Partners' Capital (Net Asset Value)	[1]	(0.01%)	0.24%
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 7,642	$ 357,025
Percent of Partners' Capital (Net Asset Value)	[1]	0.00%	0.12%
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,168,100
Percent of Partners' Capital (Net Asset Value)		0.55%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,131,439
Percent of Partners' Capital (Net Asset Value)		1.00%
Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 6,789,870
Percent of Partners' Capital (Net Asset Value)			2.28%
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,379,740	$ 7,328,117
Percent of Partners' Capital (Net Asset Value)	[1]	1.12%	2.46%
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,348,748	$ 4,530,703
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 660,432	$ (18,577)
Percent of Partners' Capital (Net Asset Value)	[1]	0.31%	(0.01%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,000,158	$ 1,925,431
Percent of Partners' Capital (Net Asset Value)	[1]	0.46%	0.64%
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (227,645)	$ 1,437,870
Percent of Partners' Capital (Net Asset Value)	[1]	(0.11%)	0.48%
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 78,618	$ (58,553)
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%	(0.02%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (146,785)	$ 42,279
Percent of Partners' Capital (Net Asset Value)	[1]	(0.07%)	0.01%
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 156,442	$ 428,534
Percent of Partners' Capital (Net Asset Value)	[1]	0.07%	0.14%
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (129,485)	$ 850,654
Percent of Partners' Capital (Net Asset Value)	[1]	(0.06%)	0.28%
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (42,987)	$ (76,935)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.02%)	(0.02%)
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,030,992	$ 2,797,414
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 12,799	$ (962)
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.00%
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,041,906	$ 1,641,340
Percent of Partners' Capital (Net Asset Value)	[1]	0.49%	0.55%
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (108,667)	$ (39,414)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.05%)	(0.01%)
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 277,638	$ 1,267,292
Percent of Partners' Capital (Net Asset Value)	[1]	0.13%	0.42%
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 5,103	$ 7,155
Percent of Partners' Capital (Net Asset Value)	[1]	0.00%	0.00%
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (197,787)	$ (77,997)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.09%)	(0.02%)
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (248,301)	$ (538,247)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.12%)	(0.18%)
Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,755,036
Percent of Partners' Capital (Net Asset Value)		0.82%
Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 11,368,245
Percent of Partners' Capital (Net Asset Value)			3.81%
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 827,595	$ 11,549,467
Percent of Partners' Capital (Net Asset Value)	[1]	0.39%	3.87%
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 716,287	$ 5,089,640
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 474,412	$ (230,473)
Percent of Partners' Capital (Net Asset Value)	[1]	0.22%	(0.08%)
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,097,929	$ 1,977,600
Percent of Partners' Capital (Net Asset Value)	[1]	0.51%	0.66%
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (215,688)	$ 1,129,455
Percent of Partners' Capital (Net Asset Value)	[1]	(0.10%)	0.38%
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (329,340)	$ 301,690
Percent of Partners' Capital (Net Asset Value)	[1]	(0.15%)	0.10%
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (147,645)	$ (93,821)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.07%)	(0.04%)
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 127,042	$ 408,231
Percent of Partners' Capital (Net Asset Value)	[1]	0.06%	0.13%
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (177,666)	$ 800,260
Percent of Partners' Capital (Net Asset Value)	[1]	(0.08%)	0.27%
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (112,757)	$ 796,698
Percent of Partners' Capital (Net Asset Value)	[1]	(0.05%)	0.27%
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 111,308	$ 6,459,827
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 42,224	$ 2,900
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%	0.00%
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,041,906	$ 1,642,876
Percent of Partners' Capital (Net Asset Value)	[1]	0.49%	0.55%
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (936,229)	$ 4,326,242
Percent of Partners' Capital (Net Asset Value)	[1]	(0.44%)	1.45%
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 166,701	$ (182,506)
Percent of Partners' Capital (Net Asset Value)	[1]	0.08%	(0.06%)
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 5,264	$ 20,016
Percent of Partners' Capital (Net Asset Value)	[1]	0.00%	0.00%
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (208,558)	$ 650,299
Percent of Partners' Capital (Net Asset Value)	[1]	(0.10%)	0.22%
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (240,659)	$ (181,222)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.12%)	(0.06%)
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,168,100
Percent of Partners' Capital (Net Asset Value)		0.55%
Class A
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Class A | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (19,373)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Class A | Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 237,880
Percent of Partners' Capital (Net Asset Value)			1.53%
Class A | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (79,880)	$ 219,330
Percent of Partners' Capital (Net Asset Value)		(0.73%)	1.41%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (32,550)	$ 29,042
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,573)	$ (11,009)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.07%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,032	$ 2,711
Percent of Partners' Capital (Net Asset Value)		0.05%	0.02%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 615	$ (16,024)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.10%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (20,996)	$ 18,717
Percent of Partners' Capital (Net Asset Value)		(0.19%)	0.12%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (44)	$ (7,071)
Percent of Partners' Capital (Net Asset Value)		0.00%	(0.05%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,513)	$ (1,055)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.01%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,480)	$ (2,618)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.01%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,591)	$ 45,391
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.29%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (47,330)	$ 190,288
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,514	$ 201
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 80
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (42,589)	$ 226,826
Percent of Partners' Capital (Net Asset Value)		(0.39%)	1.46%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,709)	$ (75,327)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.48%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8	$ 668
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (554)	$ 37,840
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.24%
Class A | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 393	$ 18,550
Percent of Partners' Capital (Net Asset Value)		0.00%	0.12%
Class A | Open long contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 60,114
Percent of Partners' Capital (Net Asset Value)		0.55%
Class A | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 109,692
Percent of Partners' Capital (Net Asset Value)		1.00%
Class A | Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 352,782
Percent of Partners' Capital (Net Asset Value)			2.28%
Class A | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 122,470	$ 380,748
Percent of Partners' Capital (Net Asset Value)		1.12%	2.46%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 69,411	$ 235,402
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 33,988	$ (965)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.01%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 51,471	$ 100,040
Percent of Partners' Capital (Net Asset Value)		0.46%	0.64%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (11,715)	$ 74,707
Percent of Partners' Capital (Net Asset Value)		(0.11%)	0.48%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,046	$ (3,042)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.02%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,554)	$ 2,197
Percent of Partners' Capital (Net Asset Value)		(0.07%)	0.01%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,051	$ 22,265
Percent of Partners' Capital (Net Asset Value)		0.07%	0.14%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,664)	$ 44,197
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.28%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,212)	$ (3,997)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.02%)
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53,059	$ 145,346
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 659	$ (50)
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53,620	$ 85,279
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,592)	$ (2,048)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.01%)
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,288	$ 65,845
Percent of Partners' Capital (Net Asset Value)		0.13%	0.42%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 263	$ 372
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (10,179)	$ (4,052)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.02%)
Class A | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (12,778)	$ (27,966)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.18%)
Class A | Open short contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Class A | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 90,319
Percent of Partners' Capital (Net Asset Value)		0.82%
Class A | Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 590,662
Percent of Partners' Capital (Net Asset Value)			3.81%
Class A | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 42,590	$ 600,078
Percent of Partners' Capital (Net Asset Value)		0.39%	3.87%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 36,861	$ 264,444
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 24,415	$ (11,974)
Percent of Partners' Capital (Net Asset Value)		0.22%	(0.08%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 56,503	$ 102,751
Percent of Partners' Capital (Net Asset Value)		0.51%	0.66%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (11,100)	$ 58,683
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.38%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16,950)	$ 15,675
Percent of Partners' Capital (Net Asset Value)		(0.15%)	0.10%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,598)	$ (4,874)
Percent of Partners' Capital (Net Asset Value)		(0.07%)	(0.04%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,538	$ 21,210
Percent of Partners' Capital (Net Asset Value)		0.06%	0.13%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,144)	$ 41,579
Percent of Partners' Capital (Net Asset Value)		(0.08%)	0.27%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,803)	$ 41,394
Percent of Partners' Capital (Net Asset Value)		(0.05%)	0.27%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,729	$ 335,634
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,173	$ 151
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53,620	$ 85,359
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (48,181)	$ 224,778
Percent of Partners' Capital (Net Asset Value)		(0.44%)	1.45%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,579	$ (9,482)
Percent of Partners' Capital (Net Asset Value)		0.08%	(0.06%)
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 271	$ 1,040
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (10,733)	$ 33,788
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.22%
Class A | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (12,385)	$ (9,416)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.06%)
Class A | Open contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 60,114
Percent of Partners' Capital (Net Asset Value)		0.55%
Class B
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Class B | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (212,770)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Class B | Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 2,483,339
Percent of Partners' Capital (Net Asset Value)			1.53%
Class B | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (877,382)	$ 2,289,687
Percent of Partners' Capital (Net Asset Value)		(0.73%)	1.41%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (357,510)	$ 303,172
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (105,151)	$ (114,934)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.07%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 55,267	$ 28,297
Percent of Partners' Capital (Net Asset Value)		0.05%	0.02%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,759	$ (167,286)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.10%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (230,606)	$ 195,398
Percent of Partners' Capital (Net Asset Value)		(0.19%)	0.12%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (486)	$ (73,821)
Percent of Partners' Capital (Net Asset Value)		0.00%	(0.05%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16,619)	$ (11,012)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.01%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (27,235)	$ (27,334)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.01%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (39,439)	$ 473,864
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.29%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (519,872)	$ 1,986,515
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,633	$ 2,095
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 833
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (467,797)	$ 2,367,958
Percent of Partners' Capital (Net Asset Value)		(0.39%)	1.46%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (62,710)	$ (786,379)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.48%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 91	$ 6,976
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,089)	$ 395,032
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.24%
Class B | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,320	$ 193,652
Percent of Partners' Capital (Net Asset Value)		0.00%	0.12%
Class B | Open long contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 660,292
Percent of Partners' Capital (Net Asset Value)		0.55%
Class B | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,204,839
Percent of Partners' Capital (Net Asset Value)		1.00%
Class B | Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 3,682,867
Percent of Partners' Capital (Net Asset Value)			2.28%
Class B | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,345,196	$ 3,974,815
Percent of Partners' Capital (Net Asset Value)		1.12%	2.46%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 762,405	$ 2,457,480
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 373,322	$ (10,076)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.01%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 565,359	$ 1,044,365
Percent of Partners' Capital (Net Asset Value)		0.46%	0.64%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (128,681)	$ 779,909
Percent of Partners' Capital (Net Asset Value)		(0.11%)	0.48%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 44,439	$ (31,759)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.02%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (82,973)	$ 22,932
Percent of Partners' Capital (Net Asset Value)		(0.07%)	0.01%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 88,432	$ 232,439
Percent of Partners' Capital (Net Asset Value)		0.07%	0.14%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (73,194)	$ 461,400
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.28%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (24,299)	$ (41,730)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.02%)
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 582,791	$ 1,517,335
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,235	$ (522)
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 588,958	$ 890,273
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (61,426)	$ (21,378)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.01%)
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 156,942	$ 687,387
Percent of Partners' Capital (Net Asset Value)		0.13%	0.42%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,885	$ 3,881
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (111,803)	$ (42,306)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.02%)
Class B | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (140,357)	$ (291,948)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.18%)
Class B | Open short contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Class B | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 992,069
Percent of Partners' Capital (Net Asset Value)		0.82%
Class B | Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 6,166,206
Percent of Partners' Capital (Net Asset Value)			3.81%
Class B | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 467,814	$ 6,264,502
Percent of Partners' Capital (Net Asset Value)		0.39%	3.87%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 404,895	$ 2,760,652
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 268,171	$ (125,010)
Percent of Partners' Capital (Net Asset Value)		0.22%	(0.08%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 620,626	$ 1,072,662
Percent of Partners' Capital (Net Asset Value)		0.51%	0.66%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (121,922)	$ 612,623
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.38%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (186,167)	$ 163,639
Percent of Partners' Capital (Net Asset Value)		(0.15%)	0.10%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (83,459)	$ (50,889)
Percent of Partners' Capital (Net Asset Value)		(0.07%)	(0.04%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 71,813	$ 221,427
Percent of Partners' Capital (Net Asset Value)		0.06%	0.13%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (100,429)	$ 434,066
Percent of Partners' Capital (Net Asset Value)		(0.08%)	0.27%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (63,738)	$ 432,134
Percent of Partners' Capital (Net Asset Value)		(0.05%)	0.27%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 62,919	$ 3,503,850
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 23,868	$ 1,573
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 588,958	$ 891,106
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (529,223)	$ 2,346,580
Percent of Partners' Capital (Net Asset Value)		(0.44%)	1.45%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 94,232	$ (98,992)
Percent of Partners' Capital (Net Asset Value)		0.08%	(0.06%)
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,976	$ 10,857
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (117,892)	$ 352,726
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.22%
Class B | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (136,037)	$ (98,296)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.06%)
Class B | Open contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 660,292
Percent of Partners' Capital (Net Asset Value)		0.55%
Legacy 1 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Legacy 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,374)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Legacy 1 Class | Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 40,556
Percent of Partners' Capital (Net Asset Value)			1.53%
Legacy 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (13,911)	$ 37,393
Percent of Partners' Capital (Net Asset Value)		(0.73%)	1.41%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,668)	$ 4,951
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,667)	$ (1,877)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.07%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 876	$ 462
Percent of Partners' Capital (Net Asset Value)		0.05%	0.02%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 107	$ (2,732)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.10%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,656)	$ 3,191
Percent of Partners' Capital (Net Asset Value)		(0.19%)	0.12%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8)	$ (1,206)
Percent of Partners' Capital (Net Asset Value)		0.00%	(0.05%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (263)	$ (180)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.01%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (432)	$ (446)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.01%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (625)	$ 7,739
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.29%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8,243)	$ 32,442
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 264	$ 34
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 14
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,417)	$ 38,671
Percent of Partners' Capital (Net Asset Value)		(0.39%)	1.46%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (994)	$ (12,842)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.48%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1	$ 114
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (97)	$ 6,451
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.24%
Legacy 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 68	$ 3,163
Percent of Partners' Capital (Net Asset Value)		0.00%	0.12%
Legacy 1 Class | Open long contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,469
Percent of Partners' Capital (Net Asset Value)		0.55%
Legacy 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 19,103
Percent of Partners' Capital (Net Asset Value)		1.00%
Legacy 1 Class | Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 60,144
Percent of Partners' Capital (Net Asset Value)			2.28%
Legacy 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 21,328	$ 64,912
Percent of Partners' Capital (Net Asset Value)		1.12%	2.46%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,089	$ 40,133
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,919	$ (165)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.01%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,964	$ 17,055
Percent of Partners' Capital (Net Asset Value)		0.46%	0.64%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,040)	$ 12,737
Percent of Partners' Capital (Net Asset Value)		(0.11%)	0.48%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 705	$ (519)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,316)	$ 375
Percent of Partners' Capital (Net Asset Value)		(0.07%)	0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,402	$ 3,796
Percent of Partners' Capital (Net Asset Value)		0.07%	0.14%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,160)	$ 7,535
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.28%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (385)	$ (681)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,239	$ 24,779
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 115	$ (9)
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,338	$ 14,539
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (974)	$ (349)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.01%)
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,487	$ 11,226
Percent of Partners' Capital (Net Asset Value)		0.13%	0.42%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 46	$ 63
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,773)	$ (691)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.02%)
Legacy 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,225)	$ (4,768)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.18%)
Legacy 1 Class | Open short contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Legacy 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15,729
Percent of Partners' Capital (Net Asset Value)		0.82%
Legacy 1 Class | Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 100,700
Percent of Partners' Capital (Net Asset Value)			3.81%
Legacy 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,417	$ 102,305
Percent of Partners' Capital (Net Asset Value)		0.39%	3.87%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,421	$ 45,084
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,252	$ (2,042)
Percent of Partners' Capital (Net Asset Value)		0.22%	(0.08%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,840	$ 17,517
Percent of Partners' Capital (Net Asset Value)		0.51%	0.66%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,933)	$ 10,005
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.38%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,951)	$ 2,672
Percent of Partners' Capital (Net Asset Value)		(0.15%)	0.10%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,324)	$ (831)
Percent of Partners' Capital (Net Asset Value)		(0.07%)	(0.04%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,139	$ 3,616
Percent of Partners' Capital (Net Asset Value)		0.06%	0.13%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,592)	$ 7,089
Percent of Partners' Capital (Net Asset Value)		(0.08%)	0.27%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,010)	$ 7,058
Percent of Partners' Capital (Net Asset Value)		(0.05%)	0.27%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 996	$ 57,221
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 379	$ 25
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,338	$ 14,553
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8,391)	$ 38,322
Percent of Partners' Capital (Net Asset Value)		(0.44%)	1.45%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,493	$ (1,616)
Percent of Partners' Capital (Net Asset Value)		0.08%	(0.06%)
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 47	$ 177
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,870)	$ 5,760
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.22%
Legacy 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,157)	$ (1,605)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.06%)
Legacy 1 Class | Open contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,469
Percent of Partners' Capital (Net Asset Value)		0.55%
Legacy 2 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Legacy 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,127)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Legacy 2 Class | Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 13,939
Percent of Partners' Capital (Net Asset Value)			1.53%
Legacy 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,649)	$ 12,852
Percent of Partners' Capital (Net Asset Value)		(0.73%)	1.41%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,895)	$ 1,703
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (558)	$ (645)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.07%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 293	$ 159
Percent of Partners' Capital (Net Asset Value)		0.05%	0.02%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 36	$ (939)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.10%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,222)	$ 1,097
Percent of Partners' Capital (Net Asset Value)		(0.19%)	0.12%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3)	$ (414)
Percent of Partners' Capital (Net Asset Value)		0.00%	(0.05%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (88)	$ (62)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.01%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (144)	$ (153)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.01%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (209)	$ 2,660
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.29%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,754)	$ 11,149
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 88	$ 12
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 5
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,478)	$ 13,290
Percent of Partners' Capital (Net Asset Value)		(0.39%)	1.46%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (332)	$ (4,414)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.48%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 39
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (32)	$ 2,217
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.24%
Legacy 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 23	$ 1,087
Percent of Partners' Capital (Net Asset Value)		0.00%	0.12%
Legacy 2 Class | Open long contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,499
Percent of Partners' Capital (Net Asset Value)		0.55%
Legacy 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,384
Percent of Partners' Capital (Net Asset Value)		1.00%
Legacy 2 Class | Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 20,672
Percent of Partners' Capital (Net Asset Value)			2.28%
Legacy 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,128	$ 22,311
Percent of Partners' Capital (Net Asset Value)		1.12%	2.46%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,039	$ 13,794
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,978	$ (57)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.01%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,996	$ 5,862
Percent of Partners' Capital (Net Asset Value)		0.46%	0.64%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (682)	$ 4,377
Percent of Partners' Capital (Net Asset Value)		(0.11%)	0.48%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 235	$ (178)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (440)	$ 129
Percent of Partners' Capital (Net Asset Value)		(0.07%)	0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 469	$ 1,305
Percent of Partners' Capital (Net Asset Value)		0.07%	0.14%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (388)	$ 2,590
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.28%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (129)	$ (234)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,089	$ 8,517
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 38	$ (3)
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,121	$ 4,997
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (325)	$ (120)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.01%)
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 832	$ 3,858
Percent of Partners' Capital (Net Asset Value)		0.13%	0.42%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15	$ 22
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (592)	$ (237)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.02%)
Legacy 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (744)	$ (1,639)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.18%)
Legacy 2 Class | Open short contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Legacy 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,257
Percent of Partners' Capital (Net Asset Value)		0.82%
Legacy 2 Class | Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 34,611
Percent of Partners' Capital (Net Asset Value)			3.81%
Legacy 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,479	$ 35,163
Percent of Partners' Capital (Net Asset Value)		0.39%	3.87%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,144	$ 15,497
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,420	$ (702)
Percent of Partners' Capital (Net Asset Value)		0.22%	(0.08%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,289	$ 6,021
Percent of Partners' Capital (Net Asset Value)		0.51%	0.66%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (646)	$ 3,438
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.38%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (987)	$ 919
Percent of Partners' Capital (Net Asset Value)		(0.15%)	0.10%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (443)	$ (285)
Percent of Partners' Capital (Net Asset Value)		(0.07%)	(0.04%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 381	$ 1,243
Percent of Partners' Capital (Net Asset Value)		0.06%	0.13%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (532)	$ 2,437
Percent of Partners' Capital (Net Asset Value)		(0.08%)	0.27%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (338)	$ 2,426
Percent of Partners' Capital (Net Asset Value)		(0.05%)	0.27%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 335	$ 19,666
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 126	$ 9
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,121	$ 5,002
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,803)	$ 13,170
Percent of Partners' Capital (Net Asset Value)		(0.44%)	1.45%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 500	$ (556)
Percent of Partners' Capital (Net Asset Value)		0.08%	(0.06%)
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15	$ 61
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (624)	$ 1,980
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.22%
Legacy 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (721)	$ (552)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.06%)
Legacy 2 Class | Open contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,499
Percent of Partners' Capital (Net Asset Value)		0.55%
Global 1 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Global 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (34,382)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Global 1 Class | Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 148,173
Percent of Partners' Capital (Net Asset Value)			1.53%
Global 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (141,783)	$ 136,618
Percent of Partners' Capital (Net Asset Value)		(0.73%)	1.41%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (57,773)	$ 18,089
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16,992)	$ (6,858)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.07%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,931	$ 1,688
Percent of Partners' Capital (Net Asset Value)		0.05%	0.02%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,092	$ (9,981)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.10%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (37,265)	$ 11,659
Percent of Partners' Capital (Net Asset Value)		(0.19%)	0.12%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (79)	$ (4,405)
Percent of Partners' Capital (Net Asset Value)		0.00%	(0.05%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,686)	$ (657)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.01%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,401)	$ (1,631)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.01%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,373)	$ 28,274
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.29%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (84,010)	$ 118,529
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,688	$ 125
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 50
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (75,595)	$ 141,289
Percent of Partners' Capital (Net Asset Value)		(0.39%)	1.46%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (10,134)	$ (46,921)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.48%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15	$ 416
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (984)	$ 23,570
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.24%
Global 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 699	$ 11,555
Percent of Partners' Capital (Net Asset Value)		0.00%	0.12%
Global 1 Class | Open long contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 106,702
Percent of Partners' Capital (Net Asset Value)		0.55%
Global 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 194,699
Percent of Partners' Capital (Net Asset Value)		1.00%
Global 1 Class | Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 219,745
Percent of Partners' Capital (Net Asset Value)			2.28%
Global 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 217,381	$ 237,165
Percent of Partners' Capital (Net Asset Value)		1.12%	2.46%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 123,203	$ 146,630
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 60,328	$ (601)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.01%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 91,361	$ 62,314
Percent of Partners' Capital (Net Asset Value)		0.46%	0.64%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (20,795)	$ 46,535
Percent of Partners' Capital (Net Asset Value)		(0.11%)	0.48%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,182	$ (1,895)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (13,408)	$ 1,368
Percent of Partners' Capital (Net Asset Value)		(0.07%)	0.01%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,290	$ 13,869
Percent of Partners' Capital (Net Asset Value)		0.07%	0.14%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (11,828)	$ 27,530
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.28%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,927)	$ (2,490)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 94,178	$ 90,535
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,169	$ (31)
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 95,175	$ 53,120
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,926)	$ (1,276)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.01%)
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 25,361	$ 41,014
Percent of Partners' Capital (Net Asset Value)		0.13%	0.42%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 466	$ 232
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (18,067)	$ (2,524)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.02%)
Global 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (22,682)	$ (17,420)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.18%)
Global 1 Class | Open short contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Global 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 160,317
Percent of Partners' Capital (Net Asset Value)		0.82%
Global 1 Class | Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 367,918
Percent of Partners' Capital (Net Asset Value)			3.81%
Global 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 75,598	$ 373,783
Percent of Partners' Capital (Net Asset Value)		0.39%	3.87%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 65,430	$ 164,719
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 43,336	$ (7,459)
Percent of Partners' Capital (Net Asset Value)		0.22%	(0.08%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 100,292	$ 64,002
Percent of Partners' Capital (Net Asset Value)		0.51%	0.66%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (19,703)	$ 36,554
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.38%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (30,083)	$ 9,764
Percent of Partners' Capital (Net Asset Value)		(0.15%)	0.10%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (13,487)	$ (3,037)
Percent of Partners' Capital (Net Asset Value)		(0.07%)	(0.04%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,604	$ 13,212
Percent of Partners' Capital (Net Asset Value)		0.06%	0.13%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16,229)	$ 25,899
Percent of Partners' Capital (Net Asset Value)		(0.08%)	0.27%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (10,300)	$ 25,784
Percent of Partners' Capital (Net Asset Value)		(0.05%)	0.27%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,168	$ 209,064
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,857	$ 94
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 95,175	$ 53,170
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (85,521)	$ 140,013
Percent of Partners' Capital (Net Asset Value)		(0.44%)	1.45%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15,227	$ (5,907)
Percent of Partners' Capital (Net Asset Value)		0.08%	(0.06%)
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 481	$ 648
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (19,051)	$ 21,046
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.22%
Global 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (21,983)	$ (5,865)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.06%)
Global 1 Class | Open contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 106,702
Percent of Partners' Capital (Net Asset Value)		0.55%
Global 2 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Global 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,821)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Global 2 Class | Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 89,952
Percent of Partners' Capital (Net Asset Value)			1.53%
Global 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (28,126)	$ 82,938
Percent of Partners' Capital (Net Asset Value)		(0.73%)	1.41%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (11,461)	$ 10,982
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,371)	$ (4,163)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.07%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,772	$ 1,025
Percent of Partners' Capital (Net Asset Value)		0.05%	0.02%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 217	$ (6,059)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.10%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,393)	$ 7,078
Percent of Partners' Capital (Net Asset Value)		(0.19%)	0.12%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16)	$ (2,674)
Percent of Partners' Capital (Net Asset Value)		0.00%	(0.05%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (533)	$ (399)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.01%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (873)	$ (990)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.01%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,264)	$ 17,164
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.29%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16,665)	$ 71,956
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 533	$ 76
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 30
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (14,996)	$ 85,772
Percent of Partners' Capital (Net Asset Value)		(0.39%)	1.46%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,010)	$ (28,484)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.48%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3	$ 253
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (195)	$ 14,309
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.24%
Global 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 138	$ 7,014
Percent of Partners' Capital (Net Asset Value)		0.00%	0.12%
Global 2 Class | Open long contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 21,167
Percent of Partners' Capital (Net Asset Value)		0.55%
Global 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 38,624
Percent of Partners' Capital (Net Asset Value)		1.00%
Global 2 Class | Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 133,401
Percent of Partners' Capital (Net Asset Value)			2.28%
Global 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 43,123	$ 143,976
Percent of Partners' Capital (Net Asset Value)		1.12%	2.46%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 24,442	$ 89,015
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,968	$ (365)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.01%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,124	$ 37,829
Percent of Partners' Capital (Net Asset Value)		0.46%	0.64%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,125)	$ 28,250
Percent of Partners' Capital (Net Asset Value)		(0.11%)	0.48%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,425	$ (1,150)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,660)	$ 831
Percent of Partners' Capital (Net Asset Value)		(0.07%)	0.01%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,835	$ 8,419
Percent of Partners' Capital (Net Asset Value)		0.07%	0.14%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,346)	$ 16,713
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.28%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (779)	$ (1,512)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,681	$ 54,961
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 232	$ (19)
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,880	$ 32,247
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,970)	$ (774)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.01%)
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,031	$ 24,898
Percent of Partners' Capital (Net Asset Value)		0.13%	0.42%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 92	$ 141
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,584)	$ (1,532)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.02%)
Global 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,499)	$ (10,575)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.18%)
Global 2 Class | Open short contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Global 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 31,803
Percent of Partners' Capital (Net Asset Value)		0.82%
Global 2 Class | Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 223,353
Percent of Partners' Capital (Net Asset Value)			3.81%
Global 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,997	$ 226,914
Percent of Partners' Capital (Net Asset Value)		0.39%	3.87%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,981	$ 99,997
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,597	$ (4,528)
Percent of Partners' Capital (Net Asset Value)		0.22%	(0.08%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 19,896	$ 38,854
Percent of Partners' Capital (Net Asset Value)		0.51%	0.66%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,908)	$ 22,191
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.38%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,968)	$ 5,928
Percent of Partners' Capital (Net Asset Value)		(0.15%)	0.10%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,676)	$ (1,843)
Percent of Partners' Capital (Net Asset Value)		(0.07%)	(0.04%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,302	$ 8,020
Percent of Partners' Capital (Net Asset Value)		0.06%	0.13%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,219)	$ 15,723
Percent of Partners' Capital (Net Asset Value)		(0.08%)	0.27%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,043)	$ 15,652
Percent of Partners' Capital (Net Asset Value)		(0.05%)	0.27%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,016	$ 126,917
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 765	$ 57
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,880	$ 32,277
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16,966)	$ 84,998
Percent of Partners' Capital (Net Asset Value)		(0.44%)	1.45%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,021	$ (3,586)
Percent of Partners' Capital (Net Asset Value)		0.08%	(0.06%)
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 95	$ 394
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,779)	$ 12,777
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.22%
Global 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,361)	$ (3,561)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.06%)
Global 2 Class | Open contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 21,167
Percent of Partners' Capital (Net Asset Value)		0.55%
Global 3 Class
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Global 3 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (98,556)
Percent of Partners' Capital (Net Asset Value)		(0.18%)
Global 3 Class | Open long contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 1,564,536
Percent of Partners' Capital (Net Asset Value)			1.53%
Global 3 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (406,414)	$ 1,442,532
Percent of Partners' Capital (Net Asset Value)		(0.73%)	1.41%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (165,604)	$ 190,998
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (48,708)	$ (72,410)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.07%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 25,600	$ 17,827
Percent of Partners' Capital (Net Asset Value)		0.05%	0.02%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,131	$ (105,394)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.10%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (106,820)	$ 123,103
Percent of Partners' Capital (Net Asset Value)		(0.19%)	0.12%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (224)	$ (46,509)
Percent of Partners' Capital (Net Asset Value)		0.00%	(0.05%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,698)	$ (6,938)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.01%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (12,616)	$ (17,222)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.01%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (18,269)	$ 298,541
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.29%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (240,810)	$ 1,251,534
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,705	$ 1,319
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 524
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (216,690)	$ 1,491,850
Percent of Partners' Capital (Net Asset Value)		(0.39%)	1.46%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (29,048)	$ (495,431)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.48%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 43	$ 4,395
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,820)	$ 248,877
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.24%
Global 3 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,001	$ 122,004
Percent of Partners' Capital (Net Asset Value)		0.00%	0.12%
Global 3 Class | Open long contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 305,857
Percent of Partners' Capital (Net Asset Value)		0.55%
Global 3 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 558,098
Percent of Partners' Capital (Net Asset Value)		1.00%
Global 3 Class | Open short contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 2,320,259
Percent of Partners' Capital (Net Asset Value)			2.28%
Global 3 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 623,114	$ 2,504,190
Percent of Partners' Capital (Net Asset Value)		1.12%	2.46%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 353,159	$ 1,548,249
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 172,929	$ (6,348)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.01%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 261,883	$ 657,966
Percent of Partners' Capital (Net Asset Value)		0.46%	0.64%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (59,607)	$ 491,355
Percent of Partners' Capital (Net Asset Value)		(0.11%)	0.48%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 20,586	$ (20,010)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (38,434)	$ 14,447
Percent of Partners' Capital (Net Asset Value)		(0.07%)	0.01%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 40,963	$ 146,441
Percent of Partners' Capital (Net Asset Value)		0.07%	0.14%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (33,905)	$ 290,689
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.28%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (11,256)	$ (26,291)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 269,955	$ 955,941
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,351	$ (328)
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 272,814	$ 560,885
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (28,454)	$ (13,469)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.01%)
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 72,697	$ 433,064
Percent of Partners' Capital (Net Asset Value)		0.13%	0.42%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,336	$ 2,444
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (51,789)	$ (26,655)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	(0.02%)
Global 3 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (65,016)	$ (183,931)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.18%)
Global 3 Class | Open short contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		0.00%
Global 3 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 459,542
Percent of Partners' Capital (Net Asset Value)		0.82%
Global 3 Class | Open contracts | Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 3,884,795
Percent of Partners' Capital (Net Asset Value)			3.81%
Global 3 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 216,700	$ 3,946,722
Percent of Partners' Capital (Net Asset Value)		0.39%	3.87%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 187,555	$ 1,739,247
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 124,221	$ (78,758)
Percent of Partners' Capital (Net Asset Value)		0.22%	(0.08%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 287,483	$ 675,793
Percent of Partners' Capital (Net Asset Value)		0.51%	0.66%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (56,476)	$ 385,961
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.38%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (86,234)	$ 103,093
Percent of Partners' Capital (Net Asset Value)		(0.15%)	0.10%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (38,658)	$ (32,062)
Percent of Partners' Capital (Net Asset Value)		(0.07%)	(0.04%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 33,265	$ 139,503
Percent of Partners' Capital (Net Asset Value)		0.06%	0.13%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (46,521)	$ 273,467
Percent of Partners' Capital (Net Asset Value)		(0.08%)	0.27%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (29,525)	$ 272,250
Percent of Partners' Capital (Net Asset Value)		(0.05%)	0.27%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 29,145	$ 2,207,475
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,056	$ 991
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 272,814	$ 561,409
Percent of Partners' Capital (Net Asset Value)		0.49%	0.55%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (245,144)	$ 1,478,381
Percent of Partners' Capital (Net Asset Value)		(0.44%)	1.45%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 43,649	$ (62,367)
Percent of Partners' Capital (Net Asset Value)		0.08%	(0.06%)
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,379	$ 6,839
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (54,609)	$ 222,222
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.22%
Global 3 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (63,015)	$ (61,927)
Percent of Partners' Capital (Net Asset Value)		(0.12%)	(0.06%)
Global 3 Class | Open contracts | Swap Contracts | Swap - GP5 TRS Index
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 305,857
Percent of Partners' Capital (Net Asset Value)		0.55%

[1]	No futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.